Segments - Additional Information (Detail)	3 Months Ended
Oct. 01, 2016
Hunter Ridge Energy Services LLC [Member]
Segment Reporting Information [Line Items]
Equity method investment ownership percentage, percentage of investee's ownership interest sold	50.00%